LIQUIDITY AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Liquidity and Capital Management [Abstract]
Disclosure of contractual obligations
The table below presents the partnership’s contractual obligations as of December 31, 2017:

(US$ Millions)		Payments due by period
Dec. 31, 2017	Total	< 1 Year	1 Year	2 Years	3 Years	4 Years	> 5 Years
Debt obligations	$36,884	$6,133	$4,846	$5,097	$6,705	$2,946	$11,157
Capital securities	4,165	1,326	—	53	576	165	2,045
Lease obligations	1,862	34	31	30	30	29	1,708
Commitments(1)	1,155	609	409	122	15	—	—

Interest expense(2):
Long term debt	7,007	1,489	1,330	1,165	970	673	1,380
Capital securities	1,084	226	149	148	147	107	307
Interest rate swaps	6	2	2	1	1	—	—

(1)	Primarily consists of construction commitments on commercial developments.

(2)	Represents aggregate interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.